AUDITED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 345,430	$ 753,672	$ 1,281,480	$ 2,166,012	$ 2,736,466	$ 3,812,652
Cost of goods sold	233,208	477,779	850,494	1,400,199	1,883,714	2,728,433
Gross profit	112,222	275,893	430,986	765,813	852,752	1,084,219
Operating expenses
Selling, general and administrative	177,146	281,915	645,237	916,660	1,226,243	1,200,103
Research and development	17,021	21,625	48,182	73,773	106,984	59,198
Total operating expenses	194,167	303,540	693,419	990,433	1,333,227	1,259,301
Loss from operations	(81,945)	(27,647)	(262,433)	(224,620)	(480,475)	(175,082)
Other income (expenses)
Interest expense (net)	(3,492)	(2,708)	(9,574)	(8,596)	(12,109)	(11,756)
Share of investee's operating results (net)	(39,000)	(22,778)	(124,108)	(18,643)
Share of investee's operating results (net)					(40,648)	(97,209)
Impairment of investment	0	(201,698)	0	(203,242)	(671,094)	(136,803)
Gain (loss) on foreign exchange, net	(9,493)	(9,377)	15,489	(28,787)	(44,088)	45,254
Gain on disposal of investment	0	0	52,159	0
Other, net	44	969	5,985	5,367	11,242	5,070
Loss before income tax	(133,886)	(263,239)	(322,482)	(478,521)	(1,237,172)	(370,526)
Income tax benefit (expense)	611	1,452	(5,014)	6,030	6,208	66,890
Net loss	(133,275)	(261,787)	(327,496)	(472,491)	(1,230,964)	(303,636)
Net (loss)	(133,275)	(261,787)	(327,496)	(472,491)	(1,230,964)	(303,636)
Other comprehensive income (loss), net
Translation adjustment	107,599	(24,302)	43,000	15,936	106,195	(115,214)
Total comprehensive loss	$ (25,676)	$ (286,089)	$ (284,496)	$ (456,555)	$ (1,124,769)	$ (418,850)
Basic and diluted per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Basic and diluted	67,448,890	67,448,890	67,448,890	67,448,890	67,448,890	67,448,890